Inventory (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Inventory expensed and included in cost of sales	$ 20,900,434	$ 3,575,132	$ 637,751
Fair value change in biological assets	454,712	158,676	163,754
Provision related to product deterioration and limited remaining shelf life	4,661,897
Inventory write off related to hemp harvested that did not meet the quality standards	$ 2,047,812